Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Deferred Tax Assets [Abstract]
Sec 174 Cost – Domestic and Foreign	$ 1,320,000	$ 1,045,000
Net operating Loss – Federal and State	5,686,000	1,292,000
Share-based compensation	1,345,000
Depreciation and amortization	656,000	248,000
Credit – State	65,000	71,000
Other, net	(10,000)	2,000
Total deferred tax asset	9,062,000	2,658,000
Less: Valuation Allowance	(9,062,000)	(2,658,000)
Net deferred tax asset